Subsequent Events (Details Narrative) - USD ($)											1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 09, 2023	Oct. 03, 2023	Jul. 31, 2023	Jul. 24, 2023	May 09, 2023	Mar. 15, 2023	Mar. 15, 2023	Mar. 13, 2023	Feb. 13, 2023	Feb. 09, 2023	Jul. 31, 2023	Jan. 31, 2023	Jan. 25, 2023	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021		Oct. 31, 2023	Feb. 15, 2023
Subsequent Event [Line Items]
Warrant to purchase shares of common stock														1,898,489
Warrant excercise price per share														[1]	$ 0.3960	[1],[2]		[2]
Line of credit facility, maximum borrowing capacity															$ 7,160,000
Principal amount						$ 105,000,000	$ 105,000,000
Proceeds from sale of common stock			$ 25,000,000														496,000
Debt interest rate						10.00%	10.00%
Other assets						$ 250,000	$ 250,000
Line of Credit, Current														$ 2,000,000,000
Equity, Attributable to Parent														(27,536,000)	(17,212,000)		$ (11,832,000)
Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Secured Debt											$ 16,660,000			$ 5,500,000
Principal amount						$ 25,000,000	$ 25,000,000
Stockholder outstanding percentage							80.00%
Debt interest rate						20.00%	20.00%
Line of Credit Facility, Increase (Decrease), Net					$ 4,000,000					$ 2,000,000					$ 4,500,000
Juvenescence [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock														10,357,086	8,458,597
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount			$ 10,000,000					$ 10,000,000			$ 10,000,000			$ 10,000,000
Origination fee description			In lieu of accrued interest, AgeX agreed to pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Juvenescence Limited [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock			$ 10,000,000
Common stock outstanding percentage			85.00%
Extinguishment of Debt, Amount				$ 36,000,000
Equity, Attributable to Parent				$ 36,000,000
Juvenescence Limited [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock			$ 10,000,000
Juvenescence Limited [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock			$ 25,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity								10,000,000
Principal amount						$ 5,000,000	$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Secured Debt													$ 500,000
Principal amount						$ 105,000,000	$ 105,000,000
Proceeds from sale of common stock								25,000,000
Debt interest rate						10.00%	10.00%
Other assets						$ 250,000	$ 250,000
Subsequent Event [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity										2,000,000
Line of credit facility, maximum borrowing capacity										$ 1,000,000
Principal amount						$ 25,000,000	25,000,000													$ 1,450,000
Stockholder outstanding percentage						80.00%
Line of Credit Facility, Increase (Decrease), Net	$ 4,400,000	$ 500,000										$ 500,000
Line of Credit, Current																			$ 500,000
Subsequent Event [Member] | Origination Fee [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								10,000,000
Subsequent Event [Member] | Juvenescence [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock													340,136							801,924
Warrant excercise price per share													$ 0.735							$ 0.6235
Line of credit, current borrowing capacity																				$ 1,000,000
Subsequent Event [Member] | Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount						$ 10,000,000	10,000,000	10,000,000
Origination fee description									In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Stockholder outstanding percentage						7.00%
Subsequent Event [Member] | Juvenescence Limited [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Common stock outstanding percentage								85.00%
Subsequent Event [Member] | Juvenescence Limited [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								25,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Line of credit, current borrowing capacity								10,000,000
Principal amount						$ 5,000,000	$ 5,000,000
Subsequent Event [Member] | Juvenescence Limited [Member] | Origination Fee [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock								$ 10,000,000	$ 10,000,000

[1]	The per share fair value of the warrants issued and warrant liabilities measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date, the date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are presented in the preceding table.
[2]	The fair value per share of the warrants is measured using a Black-Scholes option pricing model. Significant inputs into the model are presented in the preceding table and are applied at (a) the origination date, (b) the dates when warrants were issued in connection with amounts drawn down during the period, and (c) at the period end date when remeasured.